Related Party Transactions (Details) - Schedule of Amounts due to the Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Campus reserve fund [Member]
Related Party Transaction [Line Items]
Related party	¥ 3,770
Relationship with the group	Management
Related party note	Other payables, interest free and payment on demand.
Long-Spring Education Group [Member]
Related Party Transaction [Line Items]
Related party	¥ 50,161
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Beijing Hualing International Human Resources Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 7,210
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Beijing Yigao Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 99
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 3,634
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Mengzi Experimental Middle School [Member]
Related Party Transaction [Line Items]
Related party	¥ 139
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Xiamen Hengshi Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party	¥ 3
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Sichuan Yichan New Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 3
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Yunnan Qidi Primary School [Member]
Related Party Transaction [Line Items]
Related party	¥ 434
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 71,037
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Yunnan Province Preparatory School for Studying Abroad [Member]
Related Party Transaction [Line Items]
Related party	¥ 109
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 57
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 9
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Zunyi Huichuan Long-Spring Xinhang Senior Middle School Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 9
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Zhang, Shaowei [Member]
Related Party Transaction [Line Items]
Related party	¥ 28,499
Relationship with the group	Shareholder
Related party note	Other payables, interest free and payment on demand.
Related Party [Member]
Related Party Transaction [Line Items]
Related party	¥ 215,908	¥ 73,450
Related party	165,173	51,675
Brightenwit Group Limited [Member]
Related Party Transaction [Line Items]
Related party	¥ 651
Relationship with the group	Mr. Zhang's wife's company
Related party note	Loan receivables*, interest free and payment on demand.
Campus reserve fund [Member]
Related Party Transaction [Line Items]
Related party	¥ 9,588
Relationship with the group	Management
Related party note	Loan receivables*, interest free and payment on demand.
Long-Spring Education Group [Member]
Related Party Transaction [Line Items]
Related party	¥ 5,568
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Long-Spring Education (HK) Limited [Member]
Related Party Transaction [Line Items]
Related party	¥ 50,016
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Visionsky Group Limited [Member]
Related Party Transaction [Line Items]
Related party	¥ 5,857
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Hualing International Human Resources Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 15,879
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
New Vocational Education (Beijing) Cultural Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 310
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Yigao Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 1,904
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring International Institute of Education and Technology [Member]
Related Party Transaction [Line Items]
Related party	¥ 1,720
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring Education Technology Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 32,129
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring Future Technology Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 21
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Hengshi College Entrance Examination Supplementary [Member]
Related Party Transaction [Line Items]
Related party	¥ 68
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Kunming Xinxiaoling Human Resources Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 1,884
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 2,718
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Mengzi Experimental Middle School [Member]
Related Party Transaction [Line Items]
Related party	¥ 736
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Mengzi Long-Spring Experimental Middle School [Member]
Related Party Transaction [Line Items]
Related party	¥ 3,153
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Xiamen Hengshi Education Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party	¥ 2,350
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Shaanxi Long-Spring Enterprise Management Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Related party	¥ 10
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Shenzhen Hengshi Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 2,447
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Sichuan Yichan New Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 5,812
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Wenshan Times Giant Training School Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 763
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
New Vocational Education (Yunnan) Cultural Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 264
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Huayiweiming Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 15,503
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Qidi Primary School [Member]
Related Party Transaction [Line Items]
Related party	¥ 740
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 1,380
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Carbon Tracer Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 260
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Province Preparatory School for Studying Abroad [Member]
Related Party Transaction [Line Items]
Related party	¥ 114
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 41,474
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Long-Spring Selection (Yunnan) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 61
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 3,314
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Hengshi Education and Training School [Member]
Related Party Transaction [Line Items]
Related party	¥ 14
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Jincheng Education Consulting [Member]
Related Party Transaction [Line Items]
Related party	¥ 3,021
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Xinhang Senior Middle School Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	¥ 3,666
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Loan receivables*, interest free and payment on demand.
Zhang, Shaodong [Member]
Related Party Transaction [Line Items]
Related party	¥ 2,513	¥ 1,059
Relationship with the group	Mr. Zhang’s immediate family member	Mr. Zhang’s immediate family member
Related party note	Loan receivables*, interest free and payment on demand.	Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 1,432
Relationship with the group		Entity significantly influenced by Mr. Zhang
Related party note		Other payables, interest free and payment on demand.
Yunnan Preparatory School for Studying Abroad [Member]
Related Party Transaction [Line Items]
Related party		¥ 2,000
Relationship with the group		Cooperative education projects
Related party note		Other payables, interest free and payment on demand.
Campus Reserve Fund [Member]
Related Party Transaction [Line Items]
Related party		¥ 3,019
Relationship with the group		Management
Related party note		Other payables, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute [Member]
Related Party Transaction [Line Items]
Related party		¥ 900
Relationship with the group		Entity significantly influenced by Mr. Zhang
Related party note		Other payables, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 6
Relationship with the group		Controlled by the same shareholder
Related party note		Other payables, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 7,446
Relationship with the group		Controlled by the same shareholder
Related party note		Other payables, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 3
Relationship with the group		Controlled by the same shareholder
Related party note		Other payables, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 36,869
Relationship with the group		Controlled by the same shareholder
Related party note		Other payables, interest free and payment on demand.
Due to Related Parties [Member]
Related Party Transaction [Line Items]
Related party		¥ 51,675
Beijing Long-Spring Education Technology Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 29,969
Relationship with the group		Entity controlled by Mr. Zhang*
Related party note		Loan receivables*, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 3,333
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 5,192
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 339
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Hengshi Education and Training School [Member]
Related Party Transaction [Line Items]
Related party		¥ 139
Relationship with the group		Cooperative education projects
Related party note		Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 3,173
Relationship with the group		Controlled by the same shareholder Entity significantly influenced by Mr. Zhang
Related party note		Loan receivables*, interest free and payment on demand.
Yunnan Huayiweiming Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 15,503
Relationship with the group		Entity significantly influenced by Mr. Zhang
Related party note		Loan receivables*, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute [Member]
Related Party Transaction [Line Items]
Related party		¥ 25
Relationship with the group		Entity significantly influenced by Mr. Zhang
Related party note		Loan receivables*, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 1
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Kunming Xinxiaoling Human Resources Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 277
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Mengzi Long-Spring Experimental Secondary School [Member]
Related Party Transaction [Line Items]
Related party		¥ 331
Relationship with the group		Cooperative education projects
Related party note		Loan receivables*, interest free and payment on demand.
Shaanxi Long-Spring Enterprise Management Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Related party		¥ 10
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.
Campus Reserve Fund [Member]
Related Party Transaction [Line Items]
Related party		¥ 12,123
Relationship with the group		Management
Related party note		Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Jincheng Education Consulting Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party		¥ 1,976
Relationship with the group		Controlled by the same shareholder
Related party note		Loan receivables*, interest free and payment on demand.